UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4993

Nicholas Limited Edition, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Albert O. Nicholas

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2003

Date of reporting period: 06/30/2003

Item 1. Report to Shareholders

August 2003

Report to Fellow Shareholders:

Equity markets finally started showing positive returns in the first half of 2003. This is good news for equity holders who have suffered over the last few years as corporate profits and the economy tumbled. For the six months ended June 30, 2003, Nicholas Limited Edition returned 14.41% after reporting a return of 18.20% during the second quarter of 2003. The first half of 2003 saw the end of combat in Iraq along with a rebound in corporate profitability and a more stable economy. These factors along with 45-year low interest rates and depressed beginning of year stock prices contributed to the first half rally.

Returns for Nicholas Limited Edition, Inc. and selected indices are provided in the chart below for the periods ended June 30, 2003.

		Average Annual Total Return *
	6 Month	1 Year	3 Year	5 Year	10 Year	15 Year
Nicholas Limited Edition, Inc……………………...	14.41%	2.69%	(6.89)%	(3.82)%	6.45%	9.22%
Morningstar Small Growth Fund Category ……….	17.09%	(1.25)%	(13.00)%	1.08%	7.24%	9.23%
Russell 2000 Index ………………………………..	17.88%	(1.64)%	(3.30)%	0.97%	8.24%	9.21%
Standard & Poor’s 500 Index ……………………..	11.76%	0.25%	(11.19)%	(1.61)%	10.04%	11.41%
Ending value of $10,000 invested in Nicholas Limited Edition, Inc. (Distributions Reinvested) ..	$11,441	$10,269	$8,072	$8,232	$18,688	$37,555

The Funds performance in the first half of 2003 was driven mainly by healthcare, technology and industrial issues along with consumer discretionary stocks. The least performing sectors included consumer staples, energy and financials. As of June 30, 2003 the Fund remains well diversified with concentrated holdings in healthcare (25%), technology (15%), consumer discretionary (16%) and financials (15%).

First half returns were driven by low quality value stocks and more speculative growth issues, as investors became less risk averse. Going forward we feel quality growth companies that have used the tough economic environment over the last three years to gain market share will be the winning stocks in the future. We are now, after this market rally, a little more cautious about valuations; however, we see the economy improving thus providing a good backdrop for stronger corporate profits.

Thank you for your continued support.

Sincerely,

David O. Nicholas

Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------------------------------------------

                                              Six Months                   Year ended December 31,
                                          Ended 06/30/2003       ------------------------------------------
                                             (unaudited)      2002       2001       2000        1999        1998
                                            -------------     ----       ----       ----        ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD           $12.49        $16.37     $15.16     $22.61      $24.20      $25.07
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income (loss)                  (.02)         (.07)      (.08)      (.02)        .05         .01
   Net gain (loss) on securities
        (realized and unrealized)                1.82         (3.78)      1.33      (1.85)      (1.05)        .38
                                               ------        ------     ------     ------      ------      ------
        Total from investment operations         1.80         (3.85)      1.25      (1.87)      (1.00)        .39
                                               ------        ------     ------     ------      ------      ------
   LESS DISTRIBUTIONS
   From net investment income                      --            --         --         --        (.05)       (.01)
   From net capital gain                           --          (.03)      (.04)     (5.58)       (.54)      (1.25)
   In excess of book realized gain                 --            --         --         --          --        (.00)*
                                               ------        ------     ------     ------      ------      ------
          Total distributions                      --          (.03)      (.04)     (5.58)       (.59)      (1.26)
                                               ------        ------     ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD                 $14.29        $12.49     $16.37     $15.16      $22.61      $24.20
                                               ------        ------     ------     ------      ------      ------
                                               ------        ------     ------     ------      ------      ------
TOTAL RETURN                                   14.41%**    (23.51)%      8.21%    (8.66)%     (4.09)%       1.67%
SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $119.7        $107.5     $164.2     $191.4      $278.8      $367.2
Ratio of expenses to average net assets          .93%***       .90%       .89%       .86%        .87%        .85%
Ratio of net investment income (loss)
  to average net assets                        (.36)%***     (.49)%     (.47)%     (.12)%         21%        .06%
Portfolio turnover rate                        27.06%***     58.89%     60.82%     82.14%      36.01%      30.06%
     * The amount rounds to $(0.00), actual amount is $(.0020).
    ** Not annualized.
   *** Annualized.

The accompanying notes to financial statements are an integral part of these statements.
-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
June 30, 2003 (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                 Percentage
   Name                                                        of Net Assets
   ----                                                        -------------
   International Speedway Corporation - Class B ..............     3.09%
   HCC Insurance Holdings, Inc. ..............................     2.72%
   Brown & Brown, Inc. .......................................     2.41%
   Renal Care Group, Inc. ....................................     2.34%
   AptarGroup, Inc. ..........................................     2.33%
   O'Reilly Automotive, Inc. .................................     2.23%
   Province Healthcare Company ...............................     2.10%
   Shire Pharmaceuticals Group PLC............................     2.06%
   FLIR Systems, Inc. ........................................     1.91%
   Priority Healthcare Corporation ...........................     1.88%
                                                                  ------
   Total of top ten ..........................................    23.07%
                                                                  ------
                                                                  ------
Schedule of Investments
June 30, 2003
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                             Value
-----------                                                     ---------------

COMMON STOCKS - 92.44%
            Consumer Discretionary-Consumer
             Durables & Apparel - 2.25%
    60,800  Matthews International Corporation                   1,505,408
    51,100  Yankee Candle Company, Inc. (The) *                  1,186,542
                                                              ------------
                                                                 2,691,950
                                                              ------------
            Consumer Discretionary-Hotels,
             Restaurants & Leisure - 6.63%
    35,000  Applebee's International, Inc.                       1,100,050
    37,000  Brinker International, Inc. *                        1,332,740
    25,000  CEC Entertainment, Inc. *                              923,250
    95,000  International Speedway Corporation - Class B         3,705,000
     8,000  P.F. Chang's China Bistro, Inc. *                      393,680
    12,000  Panera Bread Company - Class A *                       480,000
                                                              ------------
                                                                 7,934,720
                                                              ------------
            Consumer Discretionary-Media - 3.01%
    64,800  Emmis Communications Corporation *                   1,487,160
    55,000  Radio One, Inc. - Class A *                            982,300
    56,500  Salem Communications Corporation *                   1,130,621
                                                              ------------
                                                                 3,600,081
                                                              ------------
            Consumer Discretionary-Retail - 4.57%
    80,000  O'Reilly Automotive, Inc. *                          2,671,200
    75,000  Pier 1 Imports, Inc.                                 1,530,000
    20,000  Too, Inc. *                                            405,000
    39,900  United Auto Group, Inc. *                              869,022
                                                              ------------
                                                                 5,475,222
                                                              ------------
            Consumer Staples-Food,
             Beverage & Tobacco - 2.22%
    53,000  Constellation Brands, Inc. - Class A *               1,664,200
    25,000  J.M. Smucker Company (The)                             997,250
                                                              ------------
                                                                 2,661,450
                                                              ------------
            Consumer Staples-Food
             & Drug Retailing - 1.13%
    97,200  Fresh Brands, Inc.                                   1,351,080
                                                              ------------
            Energy - 1.93%
    80,000  Harvest Natural Resources, Inc. *                      509,600
    40,000  Pride International, Inc. *                            752,800
    25,000  Stone Energy Corporation *                           1,048,000
                                                              ------------
                                                                 2,310,400
                                                              ------------
            Financials-Banks - 1.10%
    61,000  Baylake Corp.                                          844,850
    17,500  Community First Bankshares, Inc.                       477,750
                                                              ------------
                                                                 1,322,600
                                                              ------------
            Financials-Diversified - 3.51%
    25,000  Affiliated Managers Group, Inc. *                    1,523,750
    40,000  Eaton Vance Corp.                                    1,264,000
    55,000  Waddell & Reed Financial, Inc. - Class A             1,411,850
                                                              ------------
                                                                 4,199,600
                                                              ------------
            Financials-Insurance - 10.46%
    30,000  AmerUs Group Co.                                       845,700
    88,800  Brown & Brown, Inc.                                  2,886,000
   110,000  HCC Insurance Holdings, Inc.                         3,252,700
    10,000  Hilb, Rogal and Hamilton Company                       340,400
    55,000  IPC Holdings, Ltd.                                   1,842,500
    32,500  Mercury General Corporation                          1,483,625
    42,400  Platinum Underwriters Holdings, Ltd.                 1,150,736
    23,400  Willis Group Holdings Limited                          719,550
                                                              ------------
                                                                12,521,211
                                                              ------------

            Health Care-Equipment - 7.19%
    70,000  Apogent Technologies Inc. *                          1,400,000
    32,200  Biolase Technology, Inc. *                             345,506
   215,000  Bruker AXS, Inc. *                                     660,050
    78,400  CryoLife, Inc. *                                       811,440
    40,300  Cyberonics, Inc. *                                     866,853
    32,500  Molecular Devices Corporation *                        517,075
    20,000  Osteotech, Inc. *                                      271,800
    40,000  Respironics, Inc. *                                  1,500,800
   107,000  Sola International Inc. *                            1,861,800
    25,000  Thoratec Corporation *                                 372,500
                                                              ------------
                                                                 8,607,824
                                                              ------------
            Health Care-Pharmaceuticals
             & Biotechnology - 8.26%
   100,100  Axcan Pharma Inc. *                                  1,256,255
    18,000  Biosite Incorporated *                                 865,800
    29,000  Charles River Laboratories
             International, Inc. *                                 933,220
    48,500  Kos Pharmaceuticals, Inc. *                          1,138,295
    19,000  Medicis Pharmaceutical Corporation - Class A         1,077,300
   125,000  Shire Pharmaceuticals Group PLC *                    2,462,500
    31,000  Taro Pharmaceutical Industries Ltd. *                1,701,280
    15,000  Techne Corporation *                                   455,100
                                                              ------------
                                                                 9,889,750
                                                              ------------
            Health Care-Services - 9.71%
    50,000  DaVita, Inc. *                                       1,339,000
    75,000  LifePoint Hospitals, Inc. *                          1,570,500
   121,500  Priority Healthcare Corporation *                    2,253,825
   227,500  Province Healthcare Company *                        2,518,425
    79,750  Renal Care Group, Inc. *                             2,807,998
    60,000  Wright Medical Group, Inc. *                         1,140,000
                                                              ------------
                                                                11,629,748
                                                              ------------
            Industrials-Capital Goods - 7.11%
     5,000  Brady Corporation                                      166,750
    40,000  CUNO Incorporated *                                  1,444,800
    30,000  Engineered Support Systems, Inc.                     1,255,500
    33,500  Fastenal Company                                     1,136,990
       100  Graco Inc.                                               3,200
    83,600  Rayovac Corporation *                                1,082,620
    90,119  SureBeam Corporation *                                 238,815
    30,000  Teleflex Incorporated                                1,276,500
   145,000  Vishay Intertechnology, Inc. *                       1,914,000
                                                              ------------
                                                                 8,519,175
                                                              ------------
            Industrials-Commercial
             Services & Supplies - 3.51%
    50,061  ChoicePoint Inc. *                                   1,728,106
    15,000  Corporate Executive Board Company (The) *              607,950
    60,000  DeVry Inc. *                                         1,397,400
    20,000  Resources Connection, Inc. *                           477,200
                                                              ------------
                                                                 4,210,656
                                                              ------------
            Industrials-Transportation - 1.34%
    45,000  C.H. Robinson Worldwide, Inc.                        1,600,200
                                                              ------------
            Information Technology-
             Communication Equipment - 0.23%
    30,000  Andrew Corporation *                                   276,000
                                                              ------------

            Information Technology-
             Hardware & Equipment - 8.00%
    12,500  Black Box Corporation                                  452,500
    94,000  Entegris, Inc. *                                     1,263,360
    76,000  FLIR Systems, Inc. *                                 2,291,400
   198,900  Pericom Semiconductor Corporation *                  1,849,770
    95,900  Plantronics, Inc. *                                  2,078,153
   140,000  Sypris Solutions, Inc.                               1,446,200
    30,000  Tellabs, Inc. *                                        197,100
                                                              ------------
                                                                 9,578,483
                                                              ------------
            Information Technology-
             Software & Services - 7.11%
   112,700  Asia Satellite Telecommunications
             Holdings Limited                                    1,821,232
    10,000  BEA Systems, Inc. *                                    108,600
    33,000  Business Objects S.A. *                                724,350
   113,000  Keane, Inc. *                                        1,540,190
    60,000  Plexus Corp. *                                         691,800
   237,000  TESSCO Technologies Incorporated + *                 1,635,300
   194,000  Titan Corporation (The) *                            1,996,260
                                                              ------------
                                                                 8,517,732
                                                              ------------
            Materials - 2.33%
    77,500  AptarGroup, Inc.                                     2,790,000
                                                              ------------
            Utilities - 0.84%
    30,000  MDU Resources Group, Inc.                            1,004,700
                                                              ------------
                 TOTAL COMMON STOCKS
                  (cost $93,995,758)                           110,692,582
                                                              ------------
SHORT-TERM INVESTMENTS - 7.32%
            Commercial Paper - 3.97%
$1,750,000  Household Finance Corporation
             07/01/03, 1.03%                                     1,750,000
 2,000,000  DaimlerChrylser North America
             Holding Corporation
             07/08/03, 1.36%                                     1,999,471
 1,000,000  Marcus Corporation
             07/14/03, 1.60%                                       999,422
                                                              ------------
                                                                 4,748,893
                                                              ------------
            Variable Rate Demand Note - 3.35%
 4,017,740  U.S. Bank N.A.
             07/01/03, 0.78%                                     4,017,740
                                                              ------------
                 TOTAL SHORT-TERM INVESTMENTS
                  (cost $8,766,633)                              8,766,633
                                                              ------------
                 TOTAL INVESTMENTS
                  (cost $102,762,391) - 99.76%                 119,459,215
                                                              ------------
            OTHER ASSETS,
             NET OF LIABILITIES - 0.24%                            289,196
                                                              ------------
                 TOTAL NET ASSETS
                  (Basis of percentages
                  disclosed above) - 100%                     $119,748,411
                                                              ============

+ This company is affiliated with the Fund as defined in Section 2(a)(3) of the
Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 4)
* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2003 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value -
         Nonaffiliated issuers (cost $98,051,391) -
          see accompanying schedule of investments ............   $117,823,915
         Affiliated issuers (cost $4,711,000) -
          see accompnaying schedule of investments (Note 4) ...      1,635,300
                                                                  ------------
              Total investments ...............................    119,459,215
                                                                  ------------
    Receivables -
         Investment securities sold ...........................        369,646
         Dividends and interest ...............................         35,495
                                                                  ------------
              Total receivables ...............................        405,141
                                                                  ------------
              Total assets ....................................    119,864,356
                                                                  ------------

LIABILITIES
    Payables -
         Management fee .......................................         73,238
         Other payables and accrued expenses ..................         42,707
                                                                  ------------
              Total liabilities ...............................        115,945
                                                                  ------------
              Total net assets ................................   $119,748,411
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $116,394,152
    Net unrealized appreciation on investments ................     16,696,824
    Accumulated net realized loss on investments ..............    (13,143,040)
    Accumulated net investment loss .............                     (199,525)
                                                                  ------------
                                                                  $119,748,411
                                                                  ------------
                                                                  ------------
NET ASSET VALUE PER SHARE ($.01 par value,
 20,000,000 shares authorized),
 offering price and redemption price
 ($119,748,411 / 8,381,425 shares outstanding) ..............           $14.29
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2003 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................    $   281,714
    Interest ..................................................         31,537
                                                                   -----------
         Total income .........................................        313,251
                                                                   -----------
EXPENSES
    Management fee ............................................        405,562
    Transfer agent fees .......................................         35,223
    Registration fees .........................................         14,882
    Legal fees ................................................         12,136
    Postage and mailing .......................................          9,964
    Audit and tax consulting fees .............................          9,775
    Printing ..................................................          4,884
    Accounting system and pricing service fees ................          3,384
    Custodian fees ............................................          2,730
    Directors' fees ...........................................          2,000
    Insurance .................................................          1,570
    Other operating expenses ..................................         10,666
                                                                   -----------
         Total expenses .......................................        512,776
                                                                   -----------
         Net investment loss ..................................       (199,525)
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS ..............................      2,599,518
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........     12,634,879
                                                                   -----------
    Net realized and unrealized gain on investments ...........     15,234,397
                                                                   -----------
    Net increase in net assets resulting from operations ......    $15,034,872
                                                                  ------------
                                                                  ------------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2003 (unaudited) and the year ended
December 31, 2002
-------------------------------------------------------------------------------
                                                  2003                2002
                                             -------------       -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment loss ....................  $   (199,525)       $   (633,965)
    Net realized gain (loss)
     on investments ........................     2,599,518         (14,173,700)
    Change in net unrealized
     appreciation on investments ...........    12,634,879         (21,097,534)
                                              ------------        ------------
         Net increase (decrease) in net
          assets resulting from operations      15,034,872         (35,905,199)
                                              ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net realized gain on investments ..         --               (270,198)
                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (8,002,200 and 15,970,336
     shares, respectively) .................   100,746,796         219,650,763
    Reinvestment of distributions
     (20,289 shares in 2002) ...............         --                253,198
    Cost of shares redeemed
     (8,226,900 and 17,412,326
     shares, respectively) .................  (103,547,140)       (240,420,113)
                                              ------------        ------------
         Decrease in net assets
          derived from capital share
          transactions .....................    (2,800,344)        (20,516,152)
                                              ------------        ------------
         Total increase (decrease) in
          net assets .......................    12,234,528         (56,691,549)
                                              ------------        ------------
NET ASSETS
    Beginning of period ....................   107,513,883         164,205,432
                                              ------------        ------------
    End of period (including accumulated
     net investment loss of $(199,525)
     and $0, respectively) .................  $119,748,411        $107,513,883
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2003 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Limited Edition, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at current evaluated bid price.
         Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are recorded no later than the first business day after the trade date, which is not materially different from accounting principles generally accepted in the United States.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of the Internal
         Revenue Code applicable to regulated investment companies.
         As of June 30, 2003, the Fund has capital loss carryforwards of approximately $13,119,000, which expire as follows: $9,216,000 in 2010 and $3,903,000 in 2011.  To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
         For the period ended June 30, 2003, the Fund had a tax deferral of wash loss sales of approximately $24,000.
    (e)  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at June 30, 2003, no reclassifications were recorded.  The tax character of distributions paid during the six months ended June 30, and year ended December 31 were as follows:
                                               2003              2002
                                             --------          --------
              Distributions paid from:
              Ordinary income ............   $  --             $   --
              Long-term capital gain .....      --              270,198
                                             --------          --------

              Total distributions paid ...   $  --             $270,198
                                             --------          --------
                                             --------          --------
         As of June 30, 2003, investment cost for federal tax purposes was
         $102,786,404 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $ 28,716,361
              Unrealized depreciation .......................  (12,043,550)
                                                              ------------
              Net unrealized appreciation ..................    16,672,811
                                                              ------------
              Undistributed ordinary loss ...................     (199,525)
              Accumulated realized capital loss..............  (13,119,027)
              Paid in capital ...............................  116,394,152
                                                              ------------
              Net assets .................................... $119,748,411
                                                              ------------
                                                              ------------
         The differences, if any, between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumlated realized capital loss are attributable primarily to the tax deferral of losses from wash sales.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended June 30, 2003.
(3) Investment Transactions --
    For the period ended June 30, 2003, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $14,139,986 and $22,427,714, respectively.
(4) Transactions with Affiliates -
    Following is an analysis of fiscal 2003 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:
                                                       Share Activity
                                        --------------------------------------------
                                         Balance                           Balance
           Security Name                 12/31/02   Purchases    Sales     06/30/03
           -------------                ----------  ---------  ---------  ----------
 Tessco Technologies Incorporated        237,000        --         --       237,000

    There were no dividends nor realized gain (loss) from affiliated companies for the six months ended June 30, 2003.

Historical Record (unaudited)
-----------------------------------------------------------------------------------------------------------------
                                                     Net Investment                      Dollar      Growth of
                                          Net            Income      Capital Gain       Weighted     an Initial
                                       Asset Value   Distributions   Distributions   Price/Earnings   $10,000
                                        Per Share      Per Share       Per Share        Ratio**     Investment***
                                       -----------   -------------   -------------   -------------- -------------
May 18, 1987 * .......................    $10.00     $    --         $    --             --           $10,000
December 31, 1987 ....................      9.15       .0900              --           13.9 times       9,242
December 31, 1988 ....................     11.29       .0969           .2527           14.1            11,762
December 31, 1989 ....................     12.49       .1453           .6151           16.3            13,804
December 31, 1990 ....................     12.03       .1207           .1213           14.2            13,566
December 31, 1991 ....................     16.86       .1228           .2407           21.9            19,429
December 31, 1992 ....................     18.77       .0815           .8275           18.8            22,690
December 31, 1993 ....................     18.68       .0867          1.6782           20.4            24,738
December 31, 1994 ....................     17.09       .1031           .9065           18.3            23,985
December 31, 1995 ....................     19.22       .0761          2.9353           25.2            31,223
December 31, 1996 ....................     20.74       .0124          2.6151           30.7            38,031
December 31, 1997 ....................     25.07       .0029          2.4886           33.0            50,590
December 31, 1998 ....................     24.20       .0142          1.2490           30.3            51,436
December 31, 1999 ....................     22.61       .0538           .5439           23.4            49,333
December 31, 2000 ....................     15.16          --          5.5800           25.9            45,063
December 31, 2001 ....................     16.37          --           .0357           25.5            48,764
December 31, 2002 ....................     12.49          --           .0311           21.4            37,299
June 30, 2003 ........................     14.29          --              --           21.1            42,674
    *Date of Initial Public Offering.
   **Based on latest 12 months accomplished earnings.
  ***Assuming reinvestment of all distributions.

  Range in quarter end price/earnings ratios

           High                        Low
--------------------------     --------------------
 September 30, 1997   35.5     June 30, 1988   13.3

Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).
                             Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

                     JEFFREY T. MAY, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                          MARY C. GOSEWEHR, Treasurer

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                                   Auditors
                             DELOITTE & TOUCHE LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT
                        NICHOLAS LIMITED EDITION, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com
June 30, 2003

Item 2. Code of Ethics.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 3. Audit Committee Financial Expert.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds on or after July 1, 2003.

Item 8. [Reserved.]

Item 9. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Code of Ethics -- Applicable only for reports covering fiscal years ending on or after July 15, 2003.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: August 29, 2003

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: August 29, 2003